Related Party Transactions (Details) - Schedule of short-term borrowings from related parties - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of short-term borrowings from related parties [Line Items]
Profit Raider Investment Limited	[1]	$ 13,506,184

[1]	On April 29, 2018, Guardforce TH Group Company Limited entered into an agreement with Profit Raider Investment Limited to transfer the loan between Guardforce TH and the Company to Profit Raider. As a result, the Company recorded a short-term borrowing from a third party in the amount of $13.42 million bearing interest at 4% from April 30, 2019 to December 31, 2019 and 3.22% prior to April 30, 2019. The Company assumed an additional liability of approximately $576,000 which has been treated as an additional expense paid in 2018. The holding companies have guaranteed the short-term borrowings from Profit Raider which amount is due on December 31, 2020. On March 13, 2020, the Company’s Board of Directors approved the transfer of 1,666,666 ordinary shares of Guardforce AI Co. Limited from Guardforce AI Technology to Profit Raider. As a result of this share transfer, Profit Raider is deemed an affiliate of the Company and therefore this borrowing is presented as a related party loan since March 2020 and the loan was extended to December 31, 2022 with the same terms and conditions with an interest rate at 4%. For the year ended December 31, 2021, 2020 and 2019, interest expense was $612,387, $579,039 and $293,827, respectively. As of the date of this report, the Company has been negotiating with Profit Raider on the further extension of loan which will be due on December 31, 2022.